Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of total lease costs

For the years ended December 31, 2024 and 2023, total lease expense included in selling, general and administrative expenses on the Company’s consolidated statements of operations was approximately $0.9 million and $1.6 million, respectively, and was comprised of the following:

($ in thousands)	2024	2023
Operating lease cost	$1,205	$1,337
Short-term lease cost	98	62
Variable lease cost	247	233
Sublease income	(671)	—
Total lease cost	$879	$1,632

Schedule of maturities of lease liabilities

As of September 30, 2025, the maturities of future lease obligations were as follows:

Amount
Year	(in thousands)
2025 (October 1 through December 31)	$512
2026	2,060
2027	1,841
2028	570
2029	585
Thereafter	1,420
Total lease payments	6,988
Less: Discount	1,222
Present value of lease liabilities	5,766
Current portion of lease liabilities (October 1, 2025 through September 30, 2026)	1,655
Non-current portion of lease liabilities	$4,111

As of December 31, 2024, the maturities of lease liabilities were as follows:

Amount
Year	(in thousands)
2025	$1,926
2026	2,060
2027	1,841
2028	570
2029	585
Thereafter	1,420
Total lease payments	8,402
Less: Discount	1,592
Present value of lease liabilities	6,810
Current portion of lease liabilities	1,513
Non-current portion of lease liabilities	$5,297